Cover	Apr. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40809
Entity Registrant Name	EzFill Holdings, Inc.
Entity Central Index Key	0001817004
Entity Tax Identification Number	83-4260623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2999 NE 191st Street
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	305
Local Phone Number	791-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001
Trading Symbol	EZFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false